Expense Example	Government Obligations Fund First American Government Obligations Fund - Class A 1 year	Government Obligations Fund First American Government Obligations Fund - Class A 3 years	Government Obligations Fund First American Government Obligations Fund - Class A 5 years	Government Obligations Fund First American Government Obligations Fund - Class A 10 years	Government Obligations Fund First American Government Obligations Fund - Class D 1 year	Government Obligations Fund First American Government Obligations Fund - Class D 3 years	Government Obligations Fund First American Government Obligations Fund - Class D 5 years	Government Obligations Fund First American Government Obligations Fund - Class D 10 years	Government Obligations Fund First American Government Obligations Fund - Class P 1 year	Government Obligations Fund First American Government Obligations Fund - Class P 3 years	Government Obligations Fund First American Government Obligations Fund - Class P 5 years	Government Obligations Fund First American Government Obligations Fund - Class P 10 years	Government Obligations Fund First American Government Obligations Fund - Class T 1 year	Government Obligations Fund First American Government Obligations Fund - Class T 3 years	Government Obligations Fund First American Government Obligations Fund - Class T 5 years	Government Obligations Fund First American Government Obligations Fund - Class T 10 years	Government Obligations Fund First American Government Obligations Fund - Class U 1 year	Government Obligations Fund First American Government Obligations Fund - Class U 3 years	Government Obligations Fund First American Government Obligations Fund - Class U 5 years	Government Obligations Fund First American Government Obligations Fund - Class U 10 years	Government Obligations Fund First American Government Obligations Fund - Class V 1 year	Government Obligations Fund First American Government Obligations Fund - Class V 3 years	Government Obligations Fund First American Government Obligations Fund - Class V 5 years	Government Obligations Fund First American Government Obligations Fund - Class V 10 years	Government Obligations Fund First American Government Obligations Fund - Class X 1 year	Government Obligations Fund First American Government Obligations Fund - Class X 3 years	Government Obligations Fund First American Government Obligations Fund - Class X 5 years	Government Obligations Fund First American Government Obligations Fund - Class X 10 years	Government Obligations Fund First American Government Obligations Fund - Class Y 1 year	Government Obligations Fund First American Government Obligations Fund - Class Y 3 years	Government Obligations Fund First American Government Obligations Fund - Class Y 5 years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 years	Government Obligations Fund First American Government Obligations Fund - Class Z 1 year	Government Obligations Fund First American Government Obligations Fund - Class Z 3 years	Government Obligations Fund First American Government Obligations Fund - Class Z 5 years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 years
USD ($)	77	240	417	930	61	194	339	761	18	65	115	265	41	131	229	517	12	58	109	259	31	99	173	392	14	61	111	261	46	147	257	578	18	65	115	265	77	246	430	963	41	135	238	539	31	103	182	415	14	65	120	284	46	151	266	601	20	71	126	290	77	263	466	1,051	41	150	270	619	31	118	214	495	46	168	302	691	20	86	159	371	77	242	421	941	61	197	344	772	18	65	115	265	41	133	233	528	31	101	178	404	14	63	116	272	46	149	261	590	18	67	120	276	77	248	435	974	61	201	353	795	41	137	242	551	31	105	187	427	46	153	270	612	20	73	131	302	41	142	252	573	31	110	196	450	46	158	279	635	20	78	140	325